Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
U. S. federal statutory tax rate	(35.00%)	(35.00%)
Net losses passed through to owners while operating as a limited liability company	0.00%	18.50%
State taxes, net of Federal benefit	(6.00%)	(6.00%)
Change in valuation allowance	41.00%	22.50%
Effective tax rate	0.00%	0.00%